Intangible assets - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		£ 737	£ 850	£ 1,452
Amortisation and impairment of acquired intangible assets		93	728	62
Goodwill impairment		£ 237	63	38
Reduction in operating margin due to amount recovered		2.00%
Imapirment charges due to amount recovered		£ 70
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment		237	63	38
AKQA Group
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		£ 491
Management forecasts for a projection period		five years
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 158
Goodwill impairment		237
Global Integrated Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		158	40	0
Public Relations
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		12	0	4
Specialist Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 67	£ 23	34
First Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate		0.00%	0.00%
Discount rate applied to cash flow projections		13.30%	14.70%
Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		12.30%	13.70%
Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		1.00%
Range of Pre-tax Discount Rates for Geographic Regions | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		11.50%	12.60%
Range of Pre-tax Discount Rates for Geographic Regions | Top of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		18.40%	28.40%
Second Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate		2.00%	2.00%
Management forecasts for a projection period		five years
FVLCD of AKQA Group | AKQA Group
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		10.50%
Brand names
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		£ 83	£ 135
Impairment loss recognised in profit or loss, intangible assets other than goodwill		21	650	£ 1
C&W Brands
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 20
Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		50	108
Other acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		£ 83	£ 101